General information and basis of presentation - Schedule of financial statements amounts and balances of the Group's VIEs and subsidiaries of VIEs (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General information, recapitalization and basis of presentation.
Total current assets		¥ 8,939,717	¥ 7,658,807
Total noncurrent assets		1,945,541	2,268,514
Total assets		10,885,258	9,927,321
Total current liabilities		5,166,698	4,939,916
Total noncurrent liabilities		433,277	466,864
Total liabilities		5,599,975	5,406,780
Total revenue		3,312,290	2,327,846	¥ 1,413,489
Net loss		(1,414,123)	(1,687,512)	(1,190,285)
Net cash used in operating activities		(704,145)	(1,817,454)	(489,237)
Net cash (used in)/generated from investing activities		1,315,725	570,839	(5,805,478)
Net cash generated from financing activities		1,533,838	1,754,557	5,999,403
Net (decrease)/increase in cash and cash equivalents		2,145,418	507,942	(295,312)
Cash and cash equivalents at the beginning of the year		1,077,875	565,027	847,767
Cash and cash equivalents at the end of year		3,055,194	1,077,875	565,027
Shenzhen CA
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	98.90%
VIEs
General information, recapitalization and basis of presentation.
Registered capital, capital reserve and PRC statutory reserves		1,254,000	1,254,000
Total current assets		3,848,842	5,108,805
Total noncurrent assets		1,023,936	942,638
Total assets		4,872,778	6,051,443
Total current liabilities		6,724,365	6,844,076
Total noncurrent liabilities		168,556	318,775
Total liabilities		6,892,921	7,162,851
Total revenue		3,042,997	2,137,890	1,344,412
Net loss		(989,704)	(1,284,223)	(15,264)
Net cash used in operating activities		(443,276)	(1,602,568)	(649,200)
Net cash (used in)/generated from investing activities		1,660,300	552,837	(2,262,895)
Net cash generated from financing activities		(887,374)	1,173,363	2,606,830
Net (decrease)/increase in cash and cash equivalents		329,650	123,632	(305,265)
Cash and cash equivalents at the beginning of the year		234,877	111,245	416,510
Cash and cash equivalents at the end of year		¥ 564,527	¥ 234,877	¥ 111,245